UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2010

Date of reporting period:	9/30/2010

Item 1. Schedule of Investments

VCA-2

Schedule Of Investments

As of September 30, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS — 99.3%

Aerospace & Defense — 1.4%
Precision Castparts Corp.	28,804	$3,668,189

Auto Components — 2.2%
Lear Corp.(a)	74,158	5,853,291

Capital Markets — 5.7%
Bank of New York Mellon Corp. (The)	188,363	4,921,925
Goldman, Sachs Group, Inc. (The)	18,708	2,704,803
Morgan Stanley	172,427	4,255,498
TD Ameritrade Holding Corp.(a)	203,112	3,280,259

		15,162,485

Chemicals — 1.5%
Dow Chemical Co. (The)	149,562	4,106,972

Commercial Banks — 2.0%
Wells Fargo & Co.	210,918	5,300,369

Commercial Services & Supplies — 1.9%
Waste Management, Inc.	143,722	5,136,624

Communications Equipment — 2.7%
Juniper Networks, Inc.(a)	142,831	4,334,921
QUALCOMM, Inc.	65,523	2,956,398

		7,291,319

Computers & Peripherals — 1.7%
Apple, Inc.(a)	15,738	4,465,658

Diversified Consumer Services — 2.7%
Apollo Group, Inc. Cl. A(a)	69,249	3,555,936
H & R Block, Inc.	293,581	3,801,874

		7,357,810

Diversified Financial Services — 4.3%
Bank of America Corp.	247,329	3,242,483
JPMorgan Chase & Co.	151,344	5,761,666
Moody’s Corp.	105,381	2,632,417

		11,636,566

Electric Utilities — 1.9%
Entergy Corp.	66,813	5,113,199

Electronic Equipment & Instruments — 2.1%
Flextronics International, Ltd. (a)	926,277	5,594,713

Energy Equipment & Services — 3.2%
Halliburton Co.	107,613	3,558,762
National Oilwell Varco, Inc.	110,145	4,898,148

		8,456,910

Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	25,328	1,633,403
Wal-Mart Stores, Inc.	66,318	3,549,339

		5,182,742

Food Products — 6.3%
Bunge, Ltd.	92,647	5,480,997
ConAgra Foods, Inc.	205,388	4,506,213
Kraft Foods, Inc.	144,962	4,473,527
Tyson Foods, Inc. Cl. A	154,489	2,474,914

		16,935,651

Health Care Equipment & Supplies — 1.6%
Alcon, Inc.	26,329	4,391,414

Health Care Providers & Services — 2.7%
Express Scripts, Inc. Cl. A(a)	86,448	4,210,018
Omnicare, Inc.	129,123	3,083,457

		7,293,475

Independent Power Producers & Energy Traders — 1.3%
Calpine Corp.(a)	277,213	3,451,302

Insurance - 3.7%
Axis Capital Holdings, Ltd.	103,535	3,410,443
MetLife, Inc.	92,931	3,573,197
Travelers Cos., Inc. (The)	55,826	2,908,535

		9,892,175

Internet Software & Services — 3.8%
Google, Inc. Cl. A(a)	9,731	5,116,462
IAC/InterActiveCorp.(a)	194,257	5,103,131

		10,219,593

IT Services — 1.4%
International Business Machines Corp.	27,848	3,735,531

Machinery — 1.5%
Ingersoll-Rand PLC	108,980	3,891,676

Media — 6.6%
Comcast Corp.	232,476	4,203,166
Liberty Global, Inc. Ser. C(a)	183,032	5,593,458
Viacom, Inc.	137,270	4,967,801
Walt Disney Co. (The)	90,422	2,993,872

		17,758,297

Metals & Mining — 3.7%
Freeport-McMoRan Copper & Gold, Inc.	59,290	5,062,773
Kinross Gold Corp.	263,095	4,943,555

		10,006,328

Multi-Utilities — 2.2%
Sempra Energy	107,099	5,761,926

Oil, Gas & Consumable Fuels — 15.4%
Anadarko Petroleum Corp.	79,918	4,559,322
Apache Corp.	53,055	5,186,657
Canadian Natural Resources, Ltd.	128,281	4,438,523
EOG Resources, Inc.	41,162	3,826,831
Noble Energy, Inc.	66,440	4,988,980
Occidental Petroleum Corp.	71,725	5,616,067
Suncor Energy, Inc.	148,275	4,826,351
Trident Resources Corp., Private Placement (original cost $2,642,248)(a)(b)(c)	6,553	2,952,181
Williams Cos, Inc. (The)	254,681	4,866,954

		41,261,866

Pharmaceuticals — 3.5%
Merck & Co., Inc.	90,863	3,344,667
Mylan, Inc.(a)	117,238	2,205,247
Pfizer, Inc.	226,274	3,885,125

		9,435,039

Road & Rail — 1.5%
CSX Corp.	71,269	3,942,601

Software — 5.9%
Adobe Systems, Inc.(a)	114,127	2,984,421
CA, Inc.	251,514	5,311,976
Oracle Corp.	139,941	3,757,416
Symantec Corp.(a)	241,071	3,657,047

		15,710,860

Specialty Retail — 1.4%
Staples, Inc.	177,737	3,718,258

Wireless Telecommunication Services — 1.6%
NII Holdings, Inc.(a)	103,111	4,237,862

TOTAL COMMON STOCKS (Cost:$227,886,842)		$265,970,701

PREFERRED STOCK — 0.3%

Pharmaceuticals — 0.3%
Mylan, Inc.	728	810,264

6.50% due 11/15/10 Series (Cost: $820,607)

	Units
RIGHT(f)
Oil, Gas & Consumable Fuels
Trident Resources Corp.,	2,436	—

Private Placement, expiring 6/30/15(a)(b)(c) (Cost: $0)

TOTAL LONG-TERM INVESTMENTS (Cost: $228,707,449)		$266,780,965

	Shares
SHORT-TERM INVESTMENTS — 0.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2- Prudential Core Taxable Money Market Fund(e) (Cost: $1,359,535)	1,359,535	1,359,535

TOTAL INVESTMENTS(d) — 100.1% (Cost: $230,066,984)		$268,140,500

OTHER LIABILITIES IN EXCESS OF ASSETS — (0.1)%		(380,890)

NET ASSETS — 100%		$267,759,610

(a)	Non-income producing security.
(b)	Indicates an illiquid security.
(c)	Indicates a security restricted to resale. The aggregate cost of such securities is $2,642,248. The aggregate value of $2,952,181 is approximately 1.1% of net assets.
(d)	As of September 30, 2010, two securities valued at $2,952,181 and representing 1.1% of the total market value of the portfolio were fair valued in accordance with the policies adopted by the Committee Members.
(e)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(f)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2010.

ADR American Depository Receipt

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Account’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$263,018,520	$—	$2,952,181
Preferred Stocks	810,264	—	—
Right	—	—	—
Affiliated Mutual Funds	1,359,535	—	—

Total	$265,188,319	$—	$2,952,181

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 12/31/2009	$—
Realized gain (loss)
Change in unrealized appreciation (depreciation)	309,933
Purchases	2,642,248
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/2010	$2,952,181

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Investments in open end, non exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days, are valued at fair value.

The Account invests in the Prudential Core Taxable Money Market Fund (the “Portfolio”) a portfolio of Prudential Investment Portfolios 2. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Account is available in the Account’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date November 22, 2010

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 22, 2010

*	Print the name and title of each signing officer under his or her signature.